Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2015
Business Acquisition, Date of Acquisition [Abstract]
Related Party [Text Block]
Service Agreements, Lease Agreements and Products
	For the three months ended March 31, 2015		For the three months ended March 31, 2014		March 31, 2015		December 31, 2014
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts Receivables	Accounts Payables	Accounts Receivables	Accounts Payables

Service Agreements
Fresenius SE	47	6,323	130	7,259	266	4,787	106	3,134
Fresenius SE affiliates	2,034	18,204	1,718	20,208	566	2,508	1,396	2,462
Equity method investees	2,793	-	5,006	-	7,890	291	4,265	270
Total	$4,874	$24,527	$6,854	$27,467	$8,722	$7,586	$5,767	$5,866

Lease Agreements
Fresenius SE	-	2,393	-	2,606	-	-	-	-
Fresenius SE affiliates	-	3,694	-	4,432	-	-	-	-
Total	$-	$6,087	$-	$7,038	$-	$-	$-	$-

Products
Fresenius SE	2	-	-	-	-	-	-	-
Fresenius SE affiliates	6,720	9,309	7,469	10,103	8,145	4,580	18,352	4,132
Total	$6,722	$9,309	$7,469	$10,103	$8,145	$4,580	$18,352	$4,132